Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 31.3	$ 33.1
Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 2.8
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years